Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Financial assets, at fair value through other comprehensive income	$ 17,513,555	$ 28,547,482
Investment in associates	2
Property and equipment	1,061,170	573,084
Right-of-use assets	734,696	120,670
Intangible assets	4,050,583	7,288,633
Amount due from related parties	62,833,133
Loan receivables		6,562,292
Total non-current assets	86,193,139	43,092,161
Current assets
Trade and other receivables	29,512,675	30,009,175
Inventories	257,485
Loan receivables		10,283,529
Tax recoverable		73,976
Cash and bank balances	940,963	8,100,899
Total current assets	30,711,123	48,467,579
Total assets	116,904,262	91,559,740
Current liabilities
Trade and other payables	13,237,049	4,415,133
Lease liabilities	399,858	82,431
Bank and other borrowings		160,455
Warrant liabilities	2,625,440	33,305
Convertible note liabilities	2,930,281
Amount due to related parties		487,111
Income tax payable	692,322
Total current liabilities	19,884,950	5,178,435
Non-current liabilities
Lease liabilities	346,754	37,553
Bank and other borrowings		21,936
Amount due to related parties	456,084
Deferred tax liabilities	5,382
Total non-current liabilities	808,220	59,489
Total liabilities	20,693,170	5,237,924
Capital and reserves
Share capital	150,490,803	76,395,175
Capital reserve	1,609,623	1,461,292
Fair value reserve	(32,709,812)	(480,596)
Translation reserve	(2,873,505)	(981,534)
Retained earnings	(20,304,578)	9,928,734
Attributable to equity owners of the Company	96,212,531	86,323,071
Non-controlling interests	(1,439)	(1,255)
Total equity	96,211,092	86,321,816
Total liabilities and equity	$ 116,904,262	$ 91,559,740